CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash Flows from Operating Activities:
Net income/(loss)	¥ 1,032,984	$ 162,098	¥ (692,748)	¥ 1,155,611
Adjustments to reconcile net income /(loss) to net cash provided by operating activities:
Depreciation and amortization	43,236	6,785	91,772	125,850
Amortization of right-of-use assets	96,714	15,177	235,691	268,758
Disposal of property, equipment and software	2,610	410	7,382	4,266
Share of results of equity investees				2,180
Fair value adjustments related to Consolidated ABFE	37,442	5,875	143,988	(3,866)
Share-based compensation	19,089	2,995	14,173	43,941
Provision for contingent liability	(2,629)	(413)	3,187	9,462
Allowance for contract assets, receivables and others	370,154	58,085	371,629	1,625,051
Gain on disposal of loan receivables and other beneficial rights				(159,392)
Gain recognized on remeasurement of previously held equity interest in the acquiree as of its acquisition date fair value				(4,534)
Loss of disposal			655,839
Changes in operating assets and liabilities
Accounts receivable	(185,777)	(29,152)	(135,700)	(1,828)
Contract assets	(668,245)	(104,862)	817,463	(112,444)
Contract cost	55,570	8,720	64,705	(14,542)
Prepaid expenses and other assets	(82,165)	(12,893)	278,999	(164,276)
Change in the consolidated ABFE related assets/liabilities	17,528	2,751	42,045	(197,544)
Financing receivables	(81,483)	(12,786)	(10,868)	3,088
Amounts due from/to related parties	(437,782)	(68,697)	75,155	(1,548,225)
Deferred tax assets/liabilities	84,937	13,328	(151,654)	(131,718)
Accounts payable	9,162	1,438	1,239	6,609
Deferred revenue	(38,520)	(6,045)	(246,268)	(135,865)
Accrued expenses and other liabilities	(30,148)	(4,731)	(458,039)	115,654
Refund liabilities	(5,113)	(802)	(627,897)	(344,213)
Lease liabilities	(79,372)	(12,457)	(198,065)	(267,855)
Net cash (used in)/provided by operating activities	158,192	24,824	282,028	274,168
Cash Flows from Investing Activities:
Purchase of property, equipment and software	(9,404)	(1,476)	(13,722)	(48,005)
Disposal of property, equipment and software	612	96	1,283	78
Purchase of held-to-maturity investments	(780,000)	(122,399)	(2,200)
Redemption of held-to-maturity investments	781,086	122,569	5,541	322,970
Purchase of available-for-sale investments	(341,234)	(53,547)	(423,000)	(653,150)
Proceeds from disposal of available-for-sale investments	334,942	52,560	706,655	1,050,443
Acquisition of subsidiaries, net of cash acquired of RMB23,871, RMB9,307 and nil for the years ended December 31, 2019, 2020 and 2021, respectively			(15,172)	(4,929)
Prepayment of investments			(725,593)	(373,032)
Return of prepayment of investments			725,593	368,182
Acquisition of subsidiaries under common control				(258,895)
Disposal of subsidiaries, net of cash disposed of RMB306,555, RMB1,307,982 and nil for the years ended December 31, 2019, 2020 and 2021, respectively			(1,184,286)	18,445
Proceeds from disposal of other long-term investments				189,546
Investment in loans at fair value	(60,201)	(9,445)	(153,750)
Collection of principal of loans at fair value	125,969	19,767	193,898	593,350
Disposal of financing receivables				117
Proceeds from disposal of loan receivables and other beneficial rights				144,389
Loan to related parties				(710,000)
Collection of principal of loans to related parties				814,500
Origination of financing receivables	(1,825,473)	(286,457)	(1,356,379)
Repayments of financing receivables	1,427,196	223,958	110,390
Loans to third parties			(152,000)	(484,100)
Collection of principal of loans to third parties			486,079	140,092
Net cash provided by/(used in) investing activities	(346,507)	(54,374)	(1,796,663)	1,110,001
Cash Flows from Financing Activities:
Deferred payment of acquisition of subsidiaries under common control			(47,046)
Principal payments to the Consolidated ABFE	(71,861)	(11,275)	(11,866)	(121,296)
Contribution from investors of the consolidated ABFE	657	103	174,000
Principal payments to financial assets sold under repurchase agreement				(30,000)
Loans from related parties	2,600	408	361,500	747,737
Principal payments of loans from related parties	(29,300)	(4,598)		(108,487)
Loan from third parties	575,900	90,371	500,500
Repayment of loan to a third party	(47,800)	(7,501)	(18,590)	(173,829)
Repurchase of ordinary shares	(2,750)	(432)	(3,050)	(36,843)
Purchase of non-controlling interest				(16,987)
Deferred payment of contingent consideration				(1,410,000)
Net cash (used in)/provided by financing activities	427,446	67,076	955,448	(1,149,705)
Effect of foreign exchange rate changes	(936)	(147)	(2,807)	193
Net (decrease) / increase in cash, cash equivalents and restricted cash	238,195	37,379	(561,994)	234,657
Cash, cash equivalents and restricted cash, beginning of year	2,707,148	424,811	3,269,142	3,034,485
Cash, cash equivalents and restricted cash, end of year	2,945,343	462,190	2,707,148	3,269,142
Supplemental disclosures of cash flow information:
Cash paid for income taxes	63,313	9,935	103,731	178,112
Cash paid for interest	¥ 85,261	$ 13,379	¥ 1,641	11,419
Forgiveness of amount due from/(due to) related parties, and other receivable from a third party in relation to the acquisition under common control				¥ 5,147,163